Loans and borrowings - Summary of terms and conditions of outstanding loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Carrying amount	₺ 158,649,126	₺ 136,573,395
EUR | Floating interest rate
Loans and borrowings
Fixed interest rate	5.30%	4.50%
Carrying amount	₺ 38,273,025	₺ 43,295,242
USD | Floating interest rate
Loans and borrowings
Fixed interest rate	5.90%	5.80%
Carrying amount	₺ 15,162,603	₺ 7,722,781
Unsecured bank loans | EUR | Floating interest rate
Loans and borrowings
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+2.0%-Euribor+4.0%	Euribor+2.0%-Euribor+4.0%
Carrying amount	₺ 35,323,659	₺ 41,822,675
Unsecured bank loans | EUR | Floating interest rate | Minimum
Loans and borrowings
Payment period	2026	2025
Unsecured bank loans | EUR | Floating interest rate | Maximum
Loans and borrowings
Payment period	2030	2030
Unsecured bank loans | EUR | EURIBOR | Minimum
Loans and borrowings
Borrowings, adjustment to variable interest rate	2.00%	2.00%
Unsecured bank loans | EUR | EURIBOR | Maximum
Loans and borrowings
Borrowings, adjustment to variable interest rate	4.00%	4.00%
Unsecured bank loans | EUR | Fixed rate instruments
Loans and borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Payment period	2026	2025
Fixed interest rate		5.00%
Carrying amount	₺ 1,973,139	₺ 484,477
Unsecured bank loans | EUR | Fixed rate instruments | Minimum
Loans and borrowings
Fixed interest rate	3.60%
Unsecured bank loans | EUR | Fixed rate instruments | Maximum
Loans and borrowings
Fixed interest rate	3.95%
Unsecured bank loans | USD | Floating interest rate
Loans and borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	SOFR + 2.0% -SOFR + 2.2%	Sofr+ 2.2%
Carrying amount	₺ 14,473,289	₺ 6,690,749
Unsecured bank loans | USD | Floating interest rate | Minimum
Loans and borrowings
Payment period	2026	2026
Unsecured bank loans | USD | Floating interest rate | Maximum
Loans and borrowings
Payment period	2032	2029
Unsecured bank loans | USD | SOFR
Loans and borrowings
Borrowings, adjustment to variable interest rate		2.20%
Unsecured bank loans | USD | SOFR | Minimum
Loans and borrowings
Borrowings, adjustment to variable interest rate	2.00%
Unsecured bank loans | USD | SOFR | Maximum
Loans and borrowings
Borrowings, adjustment to variable interest rate	2.20%
Unsecured bank loans | USD | Fixed rate instruments
Loans and borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Payment period	2026	2026
Fixed interest rate	2.50%	2.60%
Carrying amount	₺ 81,699	₺ 202,358
Unsecured bank loans | TRY | Floating interest rate
Loans and borrowings
Currency	TRY
Interest rate type	Floating
Nominal interest rate basis	TLREF+2.0%
Carrying amount	₺ 243,161
Unsecured bank loans | TRY | Floating interest rate | Minimum
Loans and borrowings
Payment period	2026
Unsecured bank loans | TRY | Floating interest rate | Maximum
Loans and borrowings
Payment period	2027
Unsecured bank loans | TRY | TLREF
Loans and borrowings
Borrowings, adjustment to variable interest rate	2.00%
Unsecured bank loans | TRY | Fixed rate instruments
Loans and borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Payment period	2026
Carrying amount	₺ 6,114,448	₺ 18,873,442
Unsecured bank loans | TRY | Fixed rate instruments | Minimum
Loans and borrowings
Payment period		2025
Fixed interest rate	36.20%	24.40%
Unsecured bank loans | TRY | Fixed rate instruments | Maximum
Loans and borrowings
Payment period		2027
Fixed interest rate	45.50%	67.30%
Unsecured bank loans | CNY | Fixed rate instruments
Loans and borrowings
Currency	CNY	CNY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 2,686,095	₺ 3,364,108
Unsecured bank loans | CNY | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2026
Fixed interest rate	5.10%	5.20%
Unsecured bank loans | CNY | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2028	2028
Fixed interest rate	5.50%	5.50%
Secured bank loans | EUR | Floating interest rate
Loans and borrowings
Currency	EUR	EUR
Interest rate type	Floating	Floating
Payment period		2036
Nominal interest rate basis	EURIBOR+0.7%	Euribor+0.7%
Carrying amount	₺ 2,949,366	₺ 1,472,567
Secured bank loans | EUR | Floating interest rate | Minimum
Loans and borrowings
Payment period	2026
Secured bank loans | EUR | Floating interest rate | Maximum
Loans and borrowings
Payment period	2037
Secured bank loans | EUR | EURIBOR
Loans and borrowings
Borrowings, adjustment to variable interest rate	0.70%	0.70%
Secured bank loans | USD | Floating interest rate
Loans and borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	SOFR + 0.6% -SOFR + 1.6%	Sofr+0.6% & Sofr+1.6%
Carrying amount	₺ 689,314	₺ 1,032,036
Secured bank loans | USD | Floating interest rate | Minimum
Loans and borrowings
Payment period	2026	2026
Secured bank loans | USD | Floating interest rate | Maximum
Loans and borrowings
Payment period	2028	2028
Secured bank loans | USD | SOFR | Minimum
Loans and borrowings
Borrowings, adjustment to variable interest rate	0.60%	0.60%
Secured bank loans | USD | SOFR | Maximum
Loans and borrowings
Borrowings, adjustment to variable interest rate	1.60%	1.60%
Secured bank loans | USD | Fixed rate instruments
Loans and borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 4,296,681	₺ 5,422,323
Secured bank loans | USD | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2029
Fixed interest rate	1.50%	1.50%
Secured bank loans | USD | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2033	2033
Fixed interest rate	3.80%	3.80%
Secured bank loans | CNY | Fixed rate instruments
Loans and borrowings
Currency	CNY	CNY
Interest rate type	Fixed	Fixed
Payment period		2034
Fixed interest rate	4.00%	4.00%
Carrying amount	₺ 6,467,091	₺ 2,312,227
Secured bank loans | CNY | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026
Secured bank loans | CNY | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2034
Debt securities issued | USD | Fixed rate instruments
Loans and borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Fixed interest rate		5.80%
Carrying amount	₺ 65,458,584	₺ 44,652,694
Debt securities issued | USD | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2025
Fixed interest rate	5.80%
Debt securities issued | USD | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2032	2028
Fixed interest rate	7.70%
Debt securities issued | TRY | Fixed rate instruments
Loans and borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Payment period	2026	2025
Carrying amount	₺ 2,408,283	₺ 3,931,425
Debt securities issued | TRY | Fixed rate instruments | Minimum
Loans and borrowings
Fixed interest rate	37.00%	42.00%
Debt securities issued | TRY | Fixed rate instruments | Maximum
Loans and borrowings
Fixed interest rate	39.30%	49.50%
Lease liabilities | EUR | Fixed rate instruments
Loans and borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 404,831	₺ 458,601
Lease liabilities | EUR | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2025
Fixed interest rate	2.90%	2.90%
Lease liabilities | EUR | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2034	2034
Fixed interest rate	10.30%	10.30%
Lease liabilities | USD | Fixed rate instruments
Loans and borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 9,221,639	₺ 62,174
Lease liabilities | USD | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2025
Fixed interest rate	4.00%	10.80%
Lease liabilities | USD | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2052	2037
Fixed interest rate	11.60%	11.60%
Lease liabilities | TRY | Fixed rate instruments
Loans and borrowings
Currency	TRY	TRY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 5,016,942	₺ 5,183,093
Lease liabilities | TRY | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2025
Fixed interest rate	7.50%	7.50%
Lease liabilities | TRY | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2070	2069
Fixed interest rate	62.30%	62.30%
Lease liabilities | BYR | Fixed rate instruments
Loans and borrowings
Currency	BYR	BYR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 840,905	₺ 608,446
Lease liabilities | BYR | Fixed rate instruments | Minimum
Loans and borrowings
Payment period	2026	2025
Fixed interest rate	10.80%	4.00%
Lease liabilities | BYR | Fixed rate instruments | Maximum
Loans and borrowings
Payment period	2028	2037
Fixed interest rate	20.00%	20.00%